EMPLOYEE BENEFIT OBLIGATIONS	12 Months Ended
Dec. 31, 2025
Disclosure Of Pension Costs [abstract]
EMPLOYEE BENEFIT OBLIGATIONS
22. EMPLOYEE BENEFIT OBLIGATIONS
Companies within the Group operate a large number of pension plans, the forms and benefits of which vary with conditions and practices in the countries concerned. The Group’s pension costs are analysed as follows:

	2025	2024	2023
	£m	£m	£m
Defined contribution plans	190	202	198
Defined benefit plans charge to operating profit	18	13	15
Pension costs (note 5)	208	215	213
Net interest expense on pension plans (note 6)	4	4	4
	212	219	217
DEFINED BENEFIT PLANS
The pension costs are assessed in accordance with the advice of local independent qualified actuaries. The latest full actuarial valuations for the various pension plans were carried out at various dates in the last three years. These valuations have been updated by the local actuaries to 31 December 2025.
The majority of plans provide final salary benefits, with plan benefits typically based either on mandatory plans under local legislation, termination indemnity benefits, or on the rules of WPP-sponsored supplementary plans. The implications of IFRIC 14 have been allowed for where relevant, in particular with regard to the asset ceiling/irrecoverable surplus.
The Group’s policy is to close existing defined benefit plans to new members. This has been implemented across a significant number of the pension plans.
Contributions to funded plans are determined in line with local conditions and practices. Contributions in respect of unfunded plans are paid as they fall due. The total contributions (for funded plans) and benefit payments (for unfunded plans) paid for 2025 amounted to £21 million (2024: £20 million, 2023: £20 million). Employer contributions and benefit payments in 2026 are expected to be approximately £16 million.
(A) ASSETS AND LIABILITIES
At 31 December, the fair value of the assets in the pension plans and the assessed present value of the liabilities in the pension plans are shown in the following table:

	2025		2024
	£m	%	£m	%
Equities	19	9%	25	10%
Bonds	149	67%	175	70%
Cash	10	4%	8	3%
Other	44	20%	43	17%
Total fair value of assets	222	100%	251	100%
Present value of liabilities	(334)		(365)
Deficit in the plans	(112)		(114)
Irrecoverable surplus	—		—
Net liability[1]	(112)		(114)
Plans in surplus[2]	16		18
Plans in deficit	(128)		(132)
Notes
[1]The related deferred tax asset is discussed in note 14
[2]The net asset related to plans in surplus of £16 million for 31 December 2025 (2024: £18 million) is recorded in the consolidated balance sheet within other receivables and prepayments

All plan assets have quoted prices in active markets with the exception of other assets.

	2025	2024
Surplus/(deficit) in plans by region	£m	£m
UK	1	1
North America	(21)	(23)
Western Continental Europe	(57)	(56)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	(35)	(36)
Deficit in the plans	(112)	(114)
Some of the Group’s defined benefit plans are unfunded (or largely unfunded) by common custom and practice in certain jurisdictions. In the case of these unfunded plans, the benefit payments are made as and when they fall due.
The following table shows the split of the deficit at 31 December between funded and unfunded pension plans.

	2025 Surplus/ (deficit) £m	2025 Present value of liabilities £m	2024 Surplus/ (deficit) £m	2024 Present value of liabilities £m
Funded plans by region
UK	1	(9)	1	(9)
North America	9	(147)	11	(174)
Western Continental Europe	(27)	(62)	(29)	(65)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	(5)	(26)	(3)	(23)
Deficit/liabilities in the funded plans	(22)	(244)	(20)	(271)

Unfunded plans by region
North America	(30)	(30)	(34)	(34)
Western Continental Europe	(30)	(30)	(27)	(27)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	(30)	(30)	(33)	(33)
Deficit/liabilities in the unfunded plans	(90)	(90)	(94)	(94)

Deficit/liabilities in the plans	(112)	(334)	(114)	(365)
In accordance with IAS 19, plans that are wholly or partially funded are considered funded plans.
(B) ASSUMPTIONS
There are a number of areas in pension accounting that involve estimates made by management based on advice of qualified advisors. These include establishing the discount rates, rates of increase in salaries and pensions in payment, inflation and mortality assumptions. The main weighted average assumptions used for the actuarial valuations at 31 December are shown in the following table:

	2025	2024	2023
	% pa	% pa	% pa
UK
Discount rate[1]	4.9	5.2	4.7
Rate of increase in pensions in payment	2.5	2.6	2.5
Inflation	2.9	3.2	3.1

North America
Discount rate[1]	5.1	5.4	4.9
Rate of increase in salaries[2]	n/a	n/a	n/a

Western Continental Europe
Discount rate[1]	3.9	3.3	3.4
Rate of increase in salaries	2.5	2.5	2.5
Rate of increase in pensions in payment	2.0	2.0	2.0
Inflation	2.0	2.0	2.0

Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Discount rate[1]	5.9	6.4	6.5
Rate of increase in salaries	5.8	6.2	6.2
Inflation	3.0	2.9	3.4
Notes
[1]Discount rates are based on high-quality corporate bond yields. In countries where there is no deep market in corporate bonds, the discount rate assumption has been set with regard to the yield on long-term government bonds
[2]The salary assumptions are no longer applicable to the US as all plans were frozen. Active participants will not accrue additional benefits for future services under these plans
For the Group’s pension plans, the plans’ assets are invested with the objective of being able to meet current and future benefit payment needs, while controlling balance sheet volatility and future contributions. Pension plan assets are invested with a number of investment managers, and assets are diversified among equities, bonds, insured annuities, property and cash or other liquid investments. The primary use of bonds as an investment class is to match the anticipated cash flows from the plans to pay pensions. The Group is invested in high-quality corporate and government bonds which share similar risk characteristics and are of equivalent currency and term to the plan liabilities. Various insurance policies have also been bought historically to provide a more exact match for the cash flows, including a match for the actual mortality of specific plan members. These insurance policies effectively provide protection against both investment fluctuations and longevity risks. The strategic target allocation varies among the individual plans.
Management considers the types of investment classes in which the pension plan assets are invested. The types of investment classes are determined by economic and market conditions and in consideration of specific asset-class risk. The investment strategy of the Group varies by country, albeit there was a general directive by the Group in recent years to de-risk the larger funded plans (mainly in the US and UK) and move towards a liability-driven investment strategy.
Management periodically commissions detailed asset and liability studies performed by third-party professional investment advisors and actuaries that generate probability-adjusted expected future returns on those assets. These studies also project the estimated future pension payments and evaluate the efficiency of the allocation of the pension plan assets into various investment categories.
At 31 December 2025, the life expectancies underlying the value of the accrued liabilities for the main defined benefit pension plans operated by the Group were as follows:

Years life expectancy after age 65	All plans	North America	UK	Western Continental Europe	Other[1]
Current pensioners (at age 65) – male	21.9	22.1	21.6	21.3	n/a
Current pensioners (at age 65) – female	23.7	23.5	23.9	24.3	n/a
Future pensioners (current age 45) – male	23.5	23.5	23.3	23.5	n/a
Future pensioners (current age 45) – female	25.3	24.9	25.7	26.2	n/a
Note
[1]Includes Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
The life expectancies after age 65 at 31 December 2024 were 21.8 years and 23.6 years for male and female current pensioners (at age 65) respectively, and 23.5 years and 25.2 years for male and female future pensioners (current age 45), respectively.
In the determination of mortality assumptions, management uses the most up-to-date mortality tables available in each country.
The following table provides information on the weighted average duration of the defined benefit pension obligations and the distribution of the timing of benefit payments for the next ten years. The duration corresponds to the weighted average length of the underlying cash flows.

	All plans	North America	UK	Western Continental Europe	Other[1]
Weighted average duration of the defined benefit obligation (years)	7.3	6.5	5.4	9.7	5.7
Expected benefit payments over the next ten years (£m)
within 12 months	29	17	1	6	5
in 2027	28	17	1	6	4
in 2028	27	15	1	7	5
in 2029	29	17	1	7	5
in 2030	29	16	—	7	6
in the next five years	130	68	2	32	28
Note
[1]Includes Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe

The following table presents a sensitivity analysis for each significant actuarial assumption showing how the defined benefit obligation would have been affected by changes in the relevant actuarial assumption that were reasonably possible at the balance sheet date. This sensitivity analysis applies to the defined benefit obligation only and not to the net defined benefit pension liability in its entirety, the measurement of which is driven by a number of factors including, in addition to the assumptions below, the fair value of plan assets.

The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant so that interdependencies between the assumptions are excluded. The methodology applied is consistent with that used to determine the recognised defined benefit obligation. The sensitivity analysis for inflation is not shown as it is an underlying assumption to build the pension and salary increase assumptions. Changing the inflation assumption on its own without changing the salary or pension assumptions will not result in a significant change in pension liabilities.

	(Decrease)/increase in benefit obligation
	2025	2024
Sensitivity analysis of significant actuarial assumptions	£m	£m
Discount rate
Increase by 25 basis points:
UK	—	—
North America	(3)	(3)
Western Continental Europe	(2)	(2)
Other[1]	(1)	(1)
Decrease by 25 basis points:
UK	—	—
North America	3	3
Western Continental Europe	2	2
Other[1]	1	1
Rate of increase in salaries
Increase by 25 basis points:
Western Continental Europe	1	1
Other[1]	—	1
Decrease by 25 basis points:
Western Continental Europe	(1)	(1)
Other[1]	(1)	(1)
Rate of increase in pensions in payment
Increase by 25 basis points:
UK	—	—
Western Continental Europe	1	1
Decrease by 25 basis points:
UK	—	—
Western Continental Europe	(1)	(1)
Life expectancy
Increase in longevity by one additional year:
UK	1	1
North America	3	3
Western Continental Europe	3	3
Note
[1]Includes Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe

(C) PENSION EXPENSE
The following tables show the breakdown of the pension expense between amounts charged to operating profit and amounts charged to finance costs:

	2025	2024	2023
	£m	£m	£m
Service cost[1]	16	12	12
Administrative expenses	2	1	3
Charge to operating profit	18	13	15
Net interest expense on pension plans	4	4	4
Charge to profit before taxation for defined benefit plans	22	17	19
Note
[1]Includes current service cost, past service costs related to plan amendments and (gain)/loss on settlements and curtailments
The following table shows the breakdown of amounts recognised in other comprehensive income (OCI):

	2025	2024	2023
	£m	£m	£m
Return/(loss) on plan assets (excluding interest income)	4	(4)	7
Changes in demographic assumptions underlying the present value of the plan liabilities	—	—	(1)
Changes in financial assumptions underlying the present value of the plan liabilities	1	11	(14)
Experience loss arising on the plan liabilities	(6)	(4)	(1)
Change in irrecoverable surplus	—	—	—
Actuarial (loss)/gain recognised in OCI	(1)	3	(9)
(D) MOVEMENT IN PLAN LIABILITIES
The following table shows an analysis of the movement in the pension plan liabilities for each accounting period:

	2025	2024	2023
	£m	£m	£m
Plan liabilities at beginning of year	365	381	553
Service cost[1]	16	12	12
Interest cost	16	16	21
Actuarial loss/(gain):
Effect of changes in demographic assumptions	—	—	1
Effect of changes in financial assumptions	(1)	(11)	14
Effect of experience adjustments	6	4	1
Benefits paid	(49)	(33)	(38)
Gain due to exchange rate movements	(14)	(2)	(17)
Settlement payments[2]	(3)	(1)	(163)
Other[3]	(2)	(1)	(3)
Plan liabilities at end of year	334	365	381
Notes
[1]Includes current service cost, past service costs related to plan amendments and (gain)/loss on settlements and curtailments
[2]During the year ended 31 December 2023, the Group completed the winding-up of two defined benefit pension plans: the Ogilvy & Mather Group Pension and Life Assurance Plan and the JWT Pension and Life Assurance Scheme, constituting settlements under IAS 19. The settlements led to the full elimination of associated plan assets and plan liabilities of £145 million, the fair value of plan assets equalled the underlying liabilities upon settlement such that there was no impact on the 2023 income statement
[3] Other includes acquisitions, disposals, plan participants’ contributions and reclassifications
(E) MOVEMENT IN PLAN ASSETS
The following table shows an analysis of the movement in the pension plan assets for each accounting period:

	2025	2024	2023
	£m	£m	£m
Fair value of plan assets at beginning of year	251	259	431
Interest income on plan assets	12	12	16
Gain/(loss) on plan assets (excluding interest income)	4	(4)	6
Employer contributions	21	20	20
Benefits paid	(49)	(33)	(38)
(Loss)/gain due to exchange rate movements	(13)	1	(12)
Settlement payments[1]	(3)	(1)	(163)
Administrative expenses	(2)	(1)	(3)
Other[2]	1	(2)	2
Fair value of plan assets at end of year	222	251	259
Actual return on plan assets	16	8	22
Notes
[1]During the year ended 31 December 2023, the Group completed the winding-up of two defined benefit pension plans: the Ogilvy & Mather Group Pension and Life Assurance Plan and the JWT Pension and Life Assurance Scheme, constituting settlements under IAS 19. The settlements led to the full elimination of associated plan assets and plan liabilities of £145 million, the fair value of plan assets equalled the underlying liabilities upon settlement such that there was no impact on the 2023 income statement
[2]Other includes acquisitions, disposals, plan participants’ contributions and reclassifications